Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 1,292	$ 558
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	745	1,057
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	722	1,055
Finance income	2,759	2,670
Finance expense [Abstract]
Finance expense on investments	(168)	(166)
Finance expense on lease liability	(10)	(13)
Finance expense	$ (178)	$ (179)